Assets and liabilities sold - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets and liabilities classified as held for sale [line items]
Gain on Disposal of Assets and Liabilities Classified as Held For Sale	$ 11	$ 16	$ 21
Proceeds From Disposal Of Noncurrent Assets	44	1
EMEAA [member]
Assets and liabilities classified as held for sale [line items]
Gain on Disposal of Assets and Liabilities Classified as Held For Sale		3
United States [member]
Assets and liabilities classified as held for sale [line items]
Gain on Disposal of Assets and Liabilities Classified as Held For Sale	0
Proceeds From Disposal Of Noncurrent Assets	46
Noncurrent assets disposed	2
Net assets held for sale disposed off consideration payable	44
Decrease through classified as held for sale property plant and equipment	45
Decrease through classified as held for sale lease liabilities	3
Net cash inflow through classified as held for sale	$ 44
Holiday Inn Melbourne Airport [member] | EMEAA [member]
Assets and liabilities classified as held for sale [line items]
Gain on Disposal of Assets and Liabilities Classified as Held For Sale		(3)
Proceeds From Disposal Of Noncurrent Assets		$ 2